Other non financial assets (Tables)	12 Months Ended
Mar. 31, 2019
Other non financial assets
Schedule of other non financial assets

Fair value adjustment - financial assets	13,168	30,697
Restricted asset	103,771	224,217
Total	116,939	254,914
Non-current	116,939	254,914
Total	116,939	254,914